Related Party Transactions (Details) - Schedule of nature of relationships with related parties	12 Months Ended
Sep. 30, 2022
Tao Ling [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Principal shareholder and director of the Company
Bozhen Gong [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Yun Tan [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Luzhou Nachuan Investment Limited [Member]
Related Party Transactions (Details) - Schedule of nature of relationships with related parties [Line Items]
Relationship with the Company	An entity which owns 5% equity interest of Luzhou Aozhi